Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000008182
Shareholder Report [Line Items]
Fund Name	UBS Global Allocation Fund
Class Name	Class A
Trading Symbol	BNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 147,805,191
Holdings Count | Holding	638
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$147,805,191
# of Portfolio Holdings	638
Portfolio Turnover Rate	39%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	6.9%
Exchange traded funds	11.9%
Corporate bonds	13.7%
Investment companies	22.7%
Common stocks	33.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	5.4
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.0
State Street SPDR Portfolio High Yield Bond ETF	2.9

Material Fund Change [Text Block]
C000008185
Shareholder Report [Line Items]
Fund Name	UBS Global Allocation Fund
Class Name	Class P
Trading Symbol	BPGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 147,805,191
Holdings Count | Holding	638
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$147,805,191
# of Portfolio Holdings	638
Portfolio Turnover Rate	39%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	6.9%
Exchange traded funds	11.9%
Corporate bonds	13.7%
Investment companies	22.7%
Common stocks	33.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	5.4
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.0
State Street SPDR Portfolio High Yield Bond ETF	2.9

Material Fund Change [Text Block]
C000166868
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class A
Trading Symbol	UTBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 87,716,614
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$87,716,614
# of Portfolio Holdings	235
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	2.3%
U.S. government agency obligations	11.8%
Non-U.S. government agency obligations	13.7%
Asset-backed securities	13.8%
Corporate bonds	64.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.000%	4.5%
Uniform Mortgage-Backed Security, TBA, 5.500%	4.3
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	3.5
Uniform Mortgage-Backed Security, TBA, 4.500%	3.0
Ally Financial, Inc., 6.848%, due 01/03/30	1.5

Material Fund Change [Text Block]
C000166870
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P
Trading Symbol	UTBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 87,716,614
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$87,716,614
# of Portfolio Holdings	235
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	2.3%
U.S. government agency obligations	11.8%
Non-U.S. government agency obligations	13.7%
Asset-backed securities	13.8%
Corporate bonds	64.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.000%	4.5%
Uniform Mortgage-Backed Security, TBA, 5.500%	4.3
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	3.5
Uniform Mortgage-Backed Security, TBA, 4.500%	3.0
Ally Financial, Inc., 6.848%, due 01/03/30	1.5

Material Fund Change [Text Block]
C000237722
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P2
Trading Symbol	UTBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 87,716,614
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$87,716,614
# of Portfolio Holdings	235
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	2.3%
U.S. government agency obligations	11.8%
Non-U.S. government agency obligations	13.7%
Asset-backed securities	13.8%
Corporate bonds	64.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.000%	4.5%
Uniform Mortgage-Backed Security, TBA, 5.500%	4.3
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	3.5
Uniform Mortgage-Backed Security, TBA, 4.500%	3.0
Ally Financial, Inc., 6.848%, due 01/03/30	1.5

Material Fund Change [Text Block]
C000008502
Shareholder Report [Line Items]
Fund Name	UBS Emerging Markets Equity Opportunity Fund
Class Name	Class P
Trading Symbol	UEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
AssetsNet	$ 395,451,597
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$395,451,597
# of Portfolio Holdings	41
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	9.7%
Consumer Discretionary	9.8%
Industrials	10.0%
Financials	22.3%
Information Technology	27.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	7.8
Samsung Electronics Co. Ltd.	5.5
SK Hynix, Inc.	4.5
Alibaba Group Holding Ltd.	4.2

Material Fund Change [Text Block]
C000200986
Shareholder Report [Line Items]
Fund Name	UBS Emerging Markets Equity Opportunity Fund
Class Name	Class P2
Trading Symbol	EMPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$16	0.28%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.28%
AssetsNet	$ 395,451,597
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$395,451,597
# of Portfolio Holdings	41
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	9.7%
Consumer Discretionary	9.8%
Industrials	10.0%
Financials	22.3%
Information Technology	27.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	7.8
Samsung Electronics Co. Ltd.	5.5
SK Hynix, Inc.	4.5
Alibaba Group Holding Ltd.	4.2

Material Fund Change [Text Block]
C000205441
Shareholder Report [Line Items]
Fund Name	UBS Engage For Impact Fund
Class Name	Class P
Trading Symbol	UEIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 48,025,034
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$48,025,034
# of Portfolio Holdings	49
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Industrials	12.7%
Health Care	15.8%
Financials	16.1%
Information Technology	31.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	5.6%
Broadcom, Inc.	5.1
AstraZeneca PLC	4.1
AIB Group PLC	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5

Material Fund Change [Text Block]
C000225935
Shareholder Report [Line Items]
Fund Name	UBS Engage For Impact Fund
Class Name	Class P2
Trading Symbol	EIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 48,025,034
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$48,025,034
# of Portfolio Holdings	49
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Industrials	12.7%
Health Care	15.8%
Financials	16.1%
Information Technology	31.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	5.6%
Broadcom, Inc.	5.1
AstraZeneca PLC	4.1
AIB Group PLC	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5

Material Fund Change [Text Block]
C000008186
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class A
Trading Symbol	BNIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
AssetsNet	$ 153,805,820
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$153,805,820
# of Portfolio Holdings	66
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	10.8%
Health Care	11.8%
Information Technology	13.1%
Industrials	18.1%
Financials	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	3.4%
Sony Group Corp.	3.3
Banco Bilbao Vizcaya Argentaria SA	3.3
AIB Group PLC	3.1
ITOCHU Corp.	2.9

Material Fund Change [Text Block]
C000008189
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class P
Trading Symbol	BNUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 153,805,820
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$153,805,820
# of Portfolio Holdings	66
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	10.8%
Health Care	11.8%
Information Technology	13.1%
Industrials	18.1%
Financials	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	3.4%
Sony Group Corp.	3.3
Banco Bilbao Vizcaya Argentaria SA	3.3
AIB Group PLC	3.1
ITOCHU Corp.	2.9

Material Fund Change [Text Block]
C000222877
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class P2
Trading Symbol	ESPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 153,805,820
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$153,805,820
# of Portfolio Holdings	66
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	10.8%
Health Care	11.8%
Information Technology	13.1%
Industrials	18.1%
Financials	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	3.4%
Sony Group Corp.	3.3
Banco Bilbao Vizcaya Argentaria SA	3.3
AIB Group PLC	3.1
ITOCHU Corp.	2.9

Material Fund Change [Text Block]
C000205444
Shareholder Report [Line Items]
Fund Name	UBS Sustainable Development Bank Bond Fund
Class Name	Class P
Trading Symbol	UDBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 79,585,377
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$79,585,377
# of Portfolio Holdings	77
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Short-term investments	0.7%
Non-U.S. government agency obligations	98.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank, 1.125%, due 01/13/31	5.1%
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.0
Inter-American Development Bank, 4.375%, due 07/16/35	3.2
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	2.7
Inter-American Development Bank, 3.500%, due 04/12/33	2.5

Material Fund Change [Text Block]
C000205443
Shareholder Report [Line Items]
Fund Name	UBS Sustainable Development Bank Bond Fund
Class Name	Class P2
Trading Symbol	UDBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 79,585,377
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$79,585,377
# of Portfolio Holdings	77
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Short-term investments	0.7%
Non-U.S. government agency obligations	98.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank, 1.125%, due 01/13/31	5.1%
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.0
Inter-American Development Bank, 4.375%, due 07/16/35	3.2
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	2.7
Inter-American Development Bank, 3.500%, due 04/12/33	2.5

Material Fund Change [Text Block]
C000220414
Shareholder Report [Line Items]
Fund Name	UBS US Dividend Ruler Fund
Class Name	Class P
Trading Symbol	DVRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 287,365,260
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$287,365,260
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.4%
Health Care	9.4%
Industrials	14.6%
Financials	18.1%
Information Technology	34.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.5%
Broadcom, Inc.	7.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.2
JPMorgan Chase & Co.	4.8
RTX Corp.	4.1

Material Fund Change [Text Block]
C000241422
Shareholder Report [Line Items]
Fund Name	UBS US Dividend Ruler Fund
Class Name	Class P2
Trading Symbol	DVRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 287,365,260
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$287,365,260
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.4%
Health Care	9.4%
Industrials	14.6%
Financials	18.1%
Information Technology	34.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.5%
Broadcom, Inc.	7.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.2
JPMorgan Chase & Co.	4.8
RTX Corp.	4.1

Material Fund Change [Text Block]
C000220415
Shareholder Report [Line Items]
Fund Name	UBS US Quality Growth At Reasonable Price Fund
Class Name	Class P
Trading Symbol	QGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 333,496,951
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$333,496,951
# of Portfolio Holdings	29
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	9.3%
Consumer Discretionary	10.1%
Financials	10.4%
Communication Services	13.2%
Information Technology	52.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	13.8%
Microsoft Corp.	12.5
Apple, Inc.	8.1
Alphabet, Inc., Class A	7.4
Broadcom, Inc.	6.9

Material Fund Change [Text Block]